New and amended standards adopted by the group New and amended standards adopted by the group - Narrative (Details)	Jan. 01, 2019 USD ($)
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Materiality threshold for leased assets	$ 250,000